EQUIPMENT AND SOFTWARE LICENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EQUIPMENT AND SOFTWARE LICENSES
Schedule of Equipment and software licenses
	September 30,	December 31,
	2020	2019
Equipment and software	$599,141	$489,151
Software licenses	1,302,141	868,041
	1,901,282	1,357,192
Less - Accumulated depreciation and amortization	(1,310,609)	(1,147,188)
	$590,673	$210,004

	December 31, 2019	December 31, 2018

Equipment and software	$489,151	$1,124,245
Software licenses	868,041	966,754
	1,357,192	2,090,999
Less - Accumulated depreciation and amortization	(1,147,188)	(1,593,166)
	$210,004	$497,833